Other Non-Current Assets (Information) (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Non-current inventories		$ 152	$ 117
Derivative designated as a cash flow hedge		115	57
Surplus in employees' defined benefit plans	[1]	91	78
Investments in equity-accounted investees		27	29
Other		8	5
Total other non-current assets		$ 393	$ 286

[1]	See Note 16.